TrueMark Technology, AI & Deep Learning ETF
Schedule of Investments
March 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS — 94.9%
Biotechnology — 4.8%
Guardant Health, Inc. (a)	391	$27,213
		27,213
Computers — 15.9%
Crowdstrike Holdings, Inc. - Class A (a)	533	29,677
Varonis Systems, Inc. (a)	380	24,195
Zscaler, Inc. (a)	606	36,881
		90,753
Internet — 18.3%
Alphabet, Inc. - Class C (a)	23	26,745
Amazon.com, Inc. (a)	14	27,296
Anaplan, Inc. (a)	688	20,819
Okta, Inc. (a)	243	29,709
		104,569
Semiconductors — 19.6%
Advanced Micro Devices, Inc. (a)	674	30,653
Intel Corp.	506	27,385
NVIDIA Corp.	103	27,151
Xilinx, Inc.	347	27,045
		112,234
Software — 31.6% (b)
Datadog, Inc. - Class A (a)	664	23,891
Elastic N.V. (a)	434	24,222
Mircosoft Corp.	170	26,811
salesforce.com, Inc. (a)	176	25,340
Schrodinger, Inc. (a)	669	28,847
ServiceNow, Inc. (a)	94	26,939
Twilio, Inc. - Class A (a)	273	24,430
		180,480
Telecommunications — 4.7%
PagerDuty, Inc. (a)	1,564	27,026
		27,026
TOTAL COMMON STOCKS (Cost $606,746)		542,275

MONEY MARKET FUNDS — 3.2%
First American Treasury Obligations Fund - Class X, 0.32%(c)	18,125	18,125
TOTAL MONEY MARKET FUNDS (Cost $18,125)		18,125

TOTAL INVESTMENTS (Cost $624,871) — 98.1%		560,400
Other assets and liabilities, net — 1.9%		10,715
NET ASSETS — 100.0%		$571,115

(a) Non-income producing security.
(b) To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c) The rate shown is the annualized seven-day yield at period end.

Percentages are stated as a percent of net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2020:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks*	$542,275	$-	$-	$542,275
Money Market Funds	18,125	-	-	18,125
Total Investments in Securities	$560,400	$-	$-	$560,400

* See the Schedule of Investments for industry classifications.